Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

18. Segment Information

Paper and Packaging: This segment manufactures and sells a wide variety of container board, corrugated products, and specialty paper for industrial and consumer markets.

Distribution: Through Victory, a North American distributor of packaging materials, with approximately 60 distribution centers located in the United States, Mexico and Canada, the Company provides packaging materials and related products to a wide variety of customers.

Each segment’s operating income is measured on operating profits before foreign exchange losses, equity method investments income, pension income and interest expense, net.

An analysis of operations by segment is as follows:

	Net Sales			Operating	Depreciation
		Inter-		Income	and	Capital
Year Ended December 31, 2017	Trade	segment	Total	(Loss) (b)	Amortization	Expenditures	Total Assets
Paper and Packaging (a):
Containerboard / Corrugated products	$1,528,427	$86,509	$1,614,936
Specialty paper	718,532	—	718,532
Other	88,155	—	88,155

Total Paper and Packaging	$2,335,114	$86,509	$2,421,623	$221,464	$155,605	$129,360	$2,620,391
Distribution	980,546	—	980,546	30,204	23,667	2,258	652,544
Corporate	—	—	—	(58,467)	7,529	6,740	51,050
Intersegment eliminations	—	(86,509)	(86,509)

	$3,315,660	$—	$3,315,660	$193,201	$186,801	$138,358	$3,323,985

	Net Sales			Operating	Depreciation
		Inter-		Income	and	Capital
Year Ended December 31, 2016	Trade	segment	Total	(Loss) (b)	Amortization	Expenditures	Total Assets
Paper and Packaging (a):
Containerboard / Corrugated products	$1,348,250	$72,089	$1,420,339
Specialty paper	692,043	—	692,043
Other	86,927	—	86,927

Total Paper and Packaging	$2,127,220	$72,089	$2,199,309	$175,577	$151,506	$116,022	$2,541,634
Distribution	950,037	—	950,037	29,296	23,027	4,349	658,208
Corporate	—	—	—	(39,807)	7,680	6,494	56,033
Intersegment eliminations	—	(72,089)	(72,089)	—	—	—	—

	$3,077,257	$—	$3,077,257	$165,066	$182,213	$126,865	$3,255,875

	Net Sales			Operating	Depreciation
		Inter-		Income	and	Capital
Year Ended December 31, 2015	Trade	segment	Total	(Loss) (b)	Amortization	Expenditures	Total Assets
Paper and Packaging:
Containerboard / Corrugated products	$1,399,522	$22,280	$1,421,802
Specialty paper	720,588	—	720,588
Other	86,286	—	86,286

Total Paper and Packaging	$2,206,396	$22,280	$2,228,676	$211,809	$145,363	$108,599	$2,489,683
Distribution (c)	582,949	—	582,949	20,719	13,108	3,190	675,204
Corporate	—	—	—	(45,564)	3,708	14,967	57,223
Intersegment eliminations	—	(22,280)	(22,280)	—	—	—	—

	$2,789,345	$—	$2,789,345	$186,964	$162,179	$126,756	$3,222,110

(a)	The Paper and Packaging segment income excludes $1.8 million and $0.5 million of income from equity method investments for the years ended December 31, 2017 and 2016, respectively.

(b)

Effective January 1, 2018, the Company adopted ASU 2017-07.  The Paper and Packaging segment operating income (loss) has been recast to reflect the reclassification of the other components of benefit income between cost of sales, excluding depreciation and amortization, and pension income in the Company’s Consolidated Statements of Comprehensive Income. See Note 12 “Pension and Postretirement Benefits” for more information.

(c)	Results for the year ended December 31, 2015 includes Victory for the period June 1 through December 31, 2015 and represents the entire Distribution segment.

	Years Ended December 31,
Net sales by location:	2017	2016	2015
To customers located in the United States	$2,849,995	$2,540,592	$2,300,806
Foreign and export sales to foreign based customers	465,665	536,665	488,539

Total	$3,315,660	$3,077,257	$2,789,345

No foreign country accounted for more than 10 percent of consolidated net sales in 2017, 2016, or 2015.

Substantially all long-lived assets are located within the United States.